Employee benefits plans (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [abstract]
Disclosure of net defined benefit liability (asset) [text block]

	12/31/2025	12/31/2024
Opening balance	721,560	833,683
Interest on actuarial liabilities	77,348	73,853
Current service cost	1,939	1,997
Actuarial (gain) / loss – experience	(13,340)	(125)
Actuarial (gain) / loss – financial assumptions	6,026	(137,649)
Benefits paid directly by entity	(52,390)	(50,199)
Closing balance	741,143	721,560

Disclosure of defined benefit plans [text block]

	12/31/2025	12/31/2024
Economic
Nominal discount rate – medical assistance and life insurance	11.02% p.a.	11.16% p.a.
Medical cost growth rate	6.86% p.a.	6.86% p.a.
Nominal inflation	3.50% p.a.	3.50% p.a.
Aging factor	0 to 24 years: 1.50% p.a.	0 to 24 years: 1.50% p.a.
	25 to 54 years: 2.50% p.a.	25 to 54 years: 2.50% p.a.
	55 to 79 years: 4.50% p.a.	55 to 79 years: 4.50% p.a.
	Above 80 years: 2.50% p.a.	Above 80 years: 2.50% p.a.
Biometric
Table of general mortality	AT-2000	AT-2000
Table of mortality of disabled persons	IAPB 57	IAPB 57
Turnover	1.00% p.a.	1.00% p.a.
Other
Retirement age	65 years	65 years
Family composition	Men 4 years + older	Men 4 years + older
	and 90% married	and 90% married
Permanency in the plan	100%	100%

Disclosure of sensitivity analysis for actuarial assumptions [text block]	The sensitivity analysis regarding the relevant assumptions of the plans show the impact on the liability balance:

Discount rate		Medical costs growth rate
+0.50%	711,035	+1.00%	807,480

Disclosure of information about maturity profile of defined benefit obligation [text block]

Payments	Medical assistance and life insurance
2026	56,551
2027	60,184
2028	63,864
2029	67,549
2030	71,203
2031 to 2035	406,811